Property And Equipment, Net	12 Months Ended
Dec. 31, 2013
Property And Equipment, Net [Abstract]
Property And Equipment, Net

NOTE 3:	PROPERTY AND EQUIPMENT, NET

	Year Ended December 31
(in thousands)	2012	2013

Cost:
Computers and peripheral equipment	$5,848	$7,350
Office furniture and equipment	848	1,112
Motor vehicles	10	10
Leasehold improvements	1,225	1,581

	7,931	10,053

Less accumulated depreciation	(6,323)	(7,379)

Property and equipment, net	$1,608	$2,674

Depreciation expense amounted to $545 thousand, $560 thousand and $1,136 thousand in 2011, 2012 and 2013, respectively.